Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant new awards of stock options, stock appreciation rights or similar option-like awards as part of our compensation program. Accordingly, the Company has no policies or practices to disclose under Item 402(x) of Regulation S-K.

Award Timing Method
We do not currently grant new awards of stock options, stock appreciation rights or similar option-like awards as part of our compensation program. Accordingly, the Company has no policies or practices to disclose under Item 402(x) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Accordingly, the Company has no policies or practices to disclose under Item 402(x) of Regulation S-K.
MNPI Disclosure Timed for Compensation Value	false